Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Shanda Games [Member] USD ($)	Dec. 31, 2014 Shanda Games [Member] CNY	Dec. 31, 2013 Shanda Games [Member] CNY	Dec. 31, 2012 Shanda Games [Member] CNY
Condensed Statements of Cash Flows, Captions [Line Items]
Net cash generated by (used in) operating activities	$ 151,463	939,755	1,708,361	2,290,702	$ (4,739)	(29,403)	(10,791)	4,796
Net cash generated by (used in) investing activities	197,259	1,223,911	(205,230)	(943,072)	168,304	1,044,261	1,235,427	(533,097)
Net cash generated by (used in) financing activities	(357,534)	(2,218,360)	(2,765,037)	(1,117,622)	(166,007)	(1,030,005)	(1,333,750)	629,821
Effect of foreign exchange rate changes on cash and cash equivalents	(4,102)	(25,432)	7,145	6,571	8	42	(2,254)	(141)
Net increase / (decrease) in cash and cash equivalents	(12,914)	(80,126)	(1,254,761)	236,579	(2,434)	(15,105)	(111,368)	101,379
Cash and cash equivalents, beginning of year	141,446	877,613	2,132,374	1,895,795	3,084	19,138	130,506	29,127
Cash and cash equivalents, end of year	$ 128,532	797,487	877,613	2,132,374	$ 650	4,033	19,138	130,506